LICENSES (Tables)	9 Months Ended
Aug. 31, 2022
Licenses
Schedule of reconciliation of licenses

	August 31, 2022	November 30, 2021
		$
Balance, beginning of period	-	705,555
Amortization	-	(213,015)
Write-offs	-	(492,751)
Net exchange differences	-	211
Balance, end of period	-	-